Schedule H, Line 4i – SCHEDULE OF ASSETS HELD FOR INVESTMENT PURPOSES AT END OF YEAR	12 Months Ended
Dec. 31, 2025
EPB 002
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule H, Line 4i – SCHEDULE OF ASSETS HELD FOR INVESTMENT PURPOSES AT END OF YEAR
SCHEDULE OF ASSETS HELD FOR INVESTMENT PURPOSES AT END OF YEAR
Form 5500, Schedule H, Part IV, Line 4i
Nordson Employees’ Savings Trust Plan
EIN 34-0590250
Plan Number 002
December 31, 2025

(a)	(b) Identity of Issuer, Borrower, Lessor or Similar Party		(c) Description of Investment Including Maturity Date, Rate of Interest, Collateral, Par or Maturity Value	(e) Current Value
	Allspring Government Money Market Fund (Class Inst)	17,510,397	Shares, Money Market Fund	$17,510,397
*	Fidelity Investments Money Market Government Portfolio	1,212,913	Shares, Money Market Fund	1,212,913
	Loomis Sayles Core Plus Fixed Income Class F	1,197,433	Shares, Collective Fund	21,841,183
	NYLI Winslow Large Cap Growth Class I	7,884,980	Shares, Mutual Fund	90,283,017
	Mass Mutual	3.00%	Group Annuity Contract #30237401	37,342,657
	MFS International Equity Fund (Class 3A)	562,704	Shares, Collective Fund	12,835,270
	MFS International New Discovery Fund (Class R4)	440,482	Shares, Mutual Fund	14,201,147
	National Western Annuities	56,003	Shares, Group Annuity Contract	56,003
*	Nordson Corporation Common Stock	367,359	Shares, Common Stock	88,324,154
	Northern Trust Aggregate Bond Index Fund Non-Lending (Tier III)	43,315	Shares, Collective Fund	5,819,435
	Northern Trust Collective All Country World Index (ACWI) ex-US Fund Non-Lending	15,004	Shares, Collective Fund	4,133,735
	Northern Trust Collective Extended Equity Market Index Fund Non-Lending (Tier III	60,795	Shares, Collective Fund	25,062,238
	Northern Trust S&P 500 Index Fund Non-Lending	170,767	Shares, Collective Fund	118,080,100
	State Street Target Retirement Income Non-Lending Series Fund (Class M)	725,463	Shares, Collective Fund	12,718,084
	State Street Target Retirement 2025 Non-Lending Series Fund (Class M)	1,037,167	Shares, Collective Fund	22,707,729
	State Street Target Retirement 2030 Non-Lending Series Fund (Class M)	1,460,740	Shares, Collective Fund	34,777,293
	State Street Target Retirement 2035 Non-Lending Series Fund (Class M)	1,328,876	Shares, Collective Fund	33,338,829
	State Street Target Retirement 2040 Non-Lending Series Fund (Class M)	1,100,383	Shares, Collective Fund	28,793,730
	State Street Target Retirement 2045 Non-Lending Series Fund (Class M)	862,924	Shares, Collective Fund	23,440,477
	State Street Target Retirement 2050 Non-Lending Series Fund (Class M)	724,757	Shares, Collective Fund	20,117,075
	State Street Target Retirement 2055 Non-Lending Series Fund (Class M)	776,253	Shares, Collective Fund	21,661,330
	State Street Target Retirement 2060 Non-Lending Series Fund (Class M)	313,425	Shares, Collective Fund	8,212,977
	State Street Target Retirement 2065 Non-Lending Series Fund (Class M)	256,083	Shares, Collective Fund	4,657,123
	T. Rowe Price Institutional Large Cap Value Fund	794,211	Shares, Mutual Fund	18,187,435
	Vanguard Balanced Index Fund (Admiral)	875,401	Shares, Mutual Fund	45,354,527
	Wellington SMID Cap Research Equity Portfolio (Series 1)	1,270,903	Shares, Collective Fund	30,196,662
				740,865,520
*	Participant loans	Participant loans (interest ranging from 3.25% to 10.5%)		8,924,548
				$749,790,068
*    Party-in-interest to the Plan.